CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (46,023,291)	$ 30,531,711	$ (258,682,725)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation and amortization	(809,102)	22,506,645	13,168,207
Stock-based compensation expenses (Note 15)	1,102,260		568,047
Deferred tax expenses/(benefit)	43,064,499	(98,128,752)	92,635,419
Amortization of deferred charges	345,921	7,739,849	5,728,866
Share of loss of equity investees	9,230,998	17,914,070	26,166,538
Exchange gain	(8,264,806)	(13,482,057)	(39,952,338)
Changes in unrecognized tax benefit	17,636,751	11,044,674	6,298,039
Gain on extinguishment of debt (Note 11)	(48,643,696)	(169,932,886)	(9,620,914)
Loss on short-term investments	700,539	7,626,097	71,675,454
Gain on disposal of property held for lease	(72,070)		(5,687,312)
Proceeds from disposal of short-term investments			359,025
Gain on modification of debt	(21,253,128)	(26,372,965)
Allowance for doubtful accounts	2,430,695	2,082,081	2,119,346
Impairment loss on goodwill			1,481,006
Others	5,524,096	3,404,181	(64,687)
Changes in operating assets and liabilities:
Accounts receivable	(934,499)	(14,027,916)	22,272,540
Real estate properties development completed and under development	61,571,275	(53,100,033)	(506,304,362)
Contract assets	8,704,038	18,055,825	(18,682,950)
Real estate properties held for lease	19,822,059	13,493,374	(51,502,401)
Advances to suppliers	2,099,119	13,595,505	61,413,770
Other receivables	32,859,111	(2,456,245)	(103,913,042)
Deposits for land use rights	1,244,327	1,326,894	(1,182,046)
Other deposits and prepayments	20,903,928	57,657,023	15,076,597
Other current assets	352,598	6,975,279	(6,456,006)
Amounts due from related parties	(1,996,056)	7,825,323	47,297,291
Amounts due from employees	214,327	405,575	(47,565)
Other assets	9,438,651	769,425	14,383,358
Accounts payable	(16,920,975)	89,556,104	(94,511,442)
Customer deposits	(205,242,047)	(522,223,988)	210,848,409
Income tax payable	(26,233,265)	58,023,234	13,392,278
Other payables and accrued liabilities	157,349,835	258,398,911	(29,962,164)
Payroll and welfare payable	(3,845)	(1,980,925)	2,392,037
Amounts due to related parties		2,000,000	(10,979,186)
Net cash (used in)/provided by operating activities	18,198,247	(270,773,987)	(530,272,913)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	9,202,167	82,512	3,264,138
Purchase of property and equipment	(590,389)	(372,937)	(28,681)
Acquisition of subsidiaries, net of cash acquired	(268,836)		510,108,525
Acquisition of long-term investments	192,012	414,661
Purchase of Investment product	1,428,264	(1,411,891)
Proceeds of sales of equity interest of subsidiaries		180,702
Loan to employees			554,309
Net cash provided by/(used in) investing activities	9,963,218	(1,106,953)	513,898,291
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares		1,595,830
Purchase of treasury shares (Note 18)	(440,576)	(731,871)
Disposal of ordinary shares	640,367
Dividends to shareholders	(3,392,800)		(4,661,341)
Amounts due to related parties	(2,396,841)	5,432,379	(4,068,750)
Repayments of short-term bank loans and current portion of long-term bank loans	(81,115,077)	(110,453,807)	(205,502,651)
Proceeds from short-term bank loans and current portion of long-term bank loans	2,106,648		5,825,838
Repayment of long-term bank loans			(38,472,000)
Proceeds from long-term bank loans	27,746,217	20,314,059	83,335,835
Repayment of other short-term debt	(83,972,898)		(4,059,023)
Proceeds from other short-term debt	32,500,000		85,768,101
Repayment of other long-term debt			(98,522,299)
Proceeds from other long-term debt	4,775,069	36,508,218	124,661,778
Payment of principal from finance lease			(5,207,694)
Proceeds from mandatorily redeemable non-controlling interests	1,138,179	42,171	475,728
Contributions from non-controlling interests, net	3,141,404
Net cash used in financing activities	(99,270,308)	(47,293,021)	(60,426,478)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(71,108,843)	(319,173,961)	(76,801,100)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7,326,513)	(10,733,108)	(82,342,346)
Cash, cash equivalents and restricted cash, at beginning of year	230,821,240	560,728,309	719,871,755
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	152,385,884	230,821,240	560,728,309
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	94,444,126	129,243,923	283,131,542
Restricted cash	57,941,758	101,577,317	277,596,767
Incomes taxes paid	24,272,715	44,064,294	99,120,026
Interest paid	$ 37,822,272	$ 34,991,943	$ 112,037,414